Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of period at Dec. 31, 2014	€ 157,274	€ 114,182	€ (1,157)	€ (220)	€ (63,944)	€ 206,135
Net income					(118,410)	(118,410)
Other comprehensive income			690	202		892
Total comprehensive income			690	202	(118,410)	(117,517)
Share-based compensation					5,036	5,036
Issue of new shares	40,751	237,952				278,703
Share issue costs	(19,360)					(19,360)
Exercise of warrants	6,734	5,269				12,002
Balance at end of period at Dec. 31, 2015	185,399	357,402	(467)	(18)	(177,317)	364,999
Net income					54,012	54,012
Other comprehensive income			(623)	(982)		(1,605)
Total comprehensive income			(623)	(982)	54,012	52,406
Share-based compensation					11,034	11,034
Issue of new shares	36,575	289,696				326,271
Share issue costs	(269)					(269)
Exercise of warrants	2,223	2,037				4,261
Balance at end of period at Dec. 31, 2016	223,928	649,135	(1,090)	(1,000)	(112,272)	758,701
Net income					(115,704)	(115,704)
Other comprehensive income			(664)	(260)		(924)
Total comprehensive income			(664)	(260)	(115,704)	(116,629)
Share-based compensation					16,536	16,536
Issue of new shares	23,331	340,593				363,924
Share issue costs	(15,837)					(15,837)
Exercise of warrants	1,992	3,296				5,288
Balance at end of period at Dec. 31, 2017	€ 233,414	€ 993,025	€ (1,754)	€ (1,260)	€ (211,441)	€ 1,011,983